Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Revenue recognition
Number of business models | $					2
Term of Loan	1 year	1 year
Remaining unsatisfied performance obligations	¥ 113,840,873		¥ 61,415,170	¥ 106,147,877	$ 17,864,117
Revenue recognized for obligations satisfied		$ 0	0	2,240,572
Total net revenue	3,626,465,105	569,071,510	2,192,957,458	3,088,049,995
Loan facilitation service-Direct Model
Revenue recognition
Total net revenue	2,545,431,636	399,433,769	1,266,532,773	1,986,003,343
Loan facilitation service-Intermediary Model
Revenue recognition
Total net revenue	161,313	25,314	41,372,812	238,867,054
Post-origination service
Revenue recognition
Total net revenue	315,590,118	49,522,976	203,841,829	330,695,212
Financing income
Revenue recognition
Total net revenue	671,901,495	105,436,006	612,863,477	408,400,792
Other revenue
Revenue recognition
Total net revenue	93,380,543	14,653,445	68,346,567	124,083,594
Xiaoying Credit Loans
Revenue recognition
Total net revenue	3,533,853,413	554,538,714	1,964,480,792	2,840,314,312
Xiaoying Credit Loans | Loan facilitation service-Direct Model
Revenue recognition
Total net revenue	2,545,431,636	399,433,769	1,190,088,566	1,834,813,952
Xiaoying Credit Loans | Loan facilitation service-Intermediary Model
Revenue recognition
Total net revenue	161,313	25,314	19,755,482	223,668,549
Xiaoying Credit Loans | Post-origination service
Revenue recognition
Total net revenue	312,373,187	49,018,169	176,229,908	314,767,947
Xiaoying Credit Loans | Financing income
Revenue recognition
Total net revenue	644,009,587	101,059,157	538,869,175	396,039,771
Xiaoying Credit Loans | Other revenue
Revenue recognition
Total net revenue	31,877,690	5,002,305	39,537,661	71,024,093
Xiaoying Revolving Loans
Revenue recognition
Loans held for sale	2,484,072,931		1,236,026,461		$ 389,805,249
Total net revenue	31,646,150	4,965,972	198,605,478	106,436,055
Xiaoying Revolving Loans | Loan facilitation service-Direct Model
Revenue recognition
Total net revenue			76,444,207	63,667,334
Xiaoying Revolving Loans | Loan facilitation service-Intermediary Model
Revenue recognition
Total net revenue			21,571,881	13,174,930
Xiaoying Revolving Loans | Post-origination service
Revenue recognition
Total net revenue	3,216,931	504,807	26,000,468	8,163,362
Xiaoying Revolving Loans | Financing income
Revenue recognition
Total net revenue	27,891,908	4,376,849	73,991,011	12,361,021
Xiaoying Revolving Loans | Other revenue
Revenue recognition
Total net revenue	537,311	84,316	597,911	9,069,408
Xiaoying Housing Loan
Revenue recognition
Total net revenue			172,960	1,063,849
Xiaoying Housing Loan | Loan facilitation service-Direct Model
Revenue recognition
Total net revenue				578,598
Xiaoying Housing Loan | Loan facilitation service-Intermediary Model
Revenue recognition
Total net revenue				88,225
Xiaoying Housing Loan | Post-origination service
Revenue recognition
Total net revenue				132,382
Xiaoying Housing Loan | Other revenue
Revenue recognition
Total net revenue			172,960	264,644
Internet Channel
Revenue recognition
Total net revenue			1,660,204	97,895,859
Internet Channel | Loan facilitation service-Direct Model
Revenue recognition
Total net revenue				86,733,843
Internet Channel | Loan facilitation service-Intermediary Model
Revenue recognition
Total net revenue			45,449	1,703,032
Internet Channel | Post-origination service
Revenue recognition
Total net revenue			1,611,453	7,568,757
Internet Channel | Financing income
Revenue recognition
Total net revenue			3,291
Internet Channel | Other revenue
Revenue recognition
Total net revenue			11	1,890,227
Other loan products
Revenue recognition
Total net revenue	130,768	20,520	226,720	515,101
Other loan products | Loan facilitation service-Direct Model
Revenue recognition
Total net revenue				209,616
Other loan products | Loan facilitation service-Intermediary Model
Revenue recognition
Total net revenue				232,318
Other loan products | Post-origination service
Revenue recognition
Total net revenue				62,764
Other loan products | Other revenue
Revenue recognition
Total net revenue	130,768	20,520	226,720	10,403
Other service
Revenue recognition
Total net revenue	60,834,774	9,546,304	27,811,304	41,824,819
Other service | Other revenue
Revenue recognition
Total net revenue	¥ 60,834,774	$ 9,546,304	¥ 27,811,304	¥ 41,824,819